Accounts receivable - Sensitivity of the Company's risk on final settlement (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Iron ore
IfrsStatementLineItems [Line Items]
Thousand metric tons	22,564
Thousand metric tons	102
Variation percentage		10.00%
Effect on Revenue from increase in risk assumption	$ 230
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	77
Thousand metric tons	7,811
Variation percentage		10.00%
Effect on Revenue from increase in risk assumption	$ 60